GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	Years ended
	December 31,	December 31,
	2022	2021

Depreciation and depletion	$214	$165
Share-based compensation	3,009	2,923
Salaries, wages and benefits	3,923	3,923
Directors' DSU expense (recovery)	(885)	(707)
Direct general and administrative	4,352	3,759
	$10,613	$10,063